Shareholders' Equity - Treasury Shares - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Consideration transferred	€ 983
Shares repurchased, issued and transferred	879,691		50,000
Increase in share premium	€ 877
Shares converted		350,000	525,000
Shares buyback	950,000		950,000	1,254,691
Share premium	€ 877
Subscribed capital
Shareholders' Equity
Cancellation of treasury shares		€ 194
Treasury shares
Shareholders' Equity
Cancellation of treasury shares		€ 194
Class A shares
Shareholders' Equity
Shares repurchased against transfer of shares held in treasury			(375,000)
Shares repurchased, issued and transferred			50,000
Increase in treasury reserve for newly issued shares			€ 18
Increase in share premium			108
Increase in subscribed capital			€ 6
Shares converted		350,000	525,000
Shares buyback				1,254,691
Share premium			€ 108
Class B shares
Shareholders' Equity
Shares repurchased against transfer of shares held in treasury		425,000	375,000
Consideration transferred			€ 0
Increase in treasury share reserve due to difference in nominal capital			€ 90
Shares repurchased, issued and transferred			50,000
Shares converted		350,000	525,000
Shares buyback	425,000		425,000
Class B shares | Subscribed capital
Shareholders' Equity
Cancellation of treasury shares		€ 194
Class B shares | Treasury shares
Shareholders' Equity
Cancellation of treasury shares		€ (194)
Class C shares
Shareholders' Equity
Shares repurchased against transfer of shares held in treasury		875,000
Consideration transferred		€ 0
Increase in share premium		€ 84	€ 126
Shares converted		350,000	525,000
Shares buyback	525,000		525,000
Increase in treasury share reserve due to conversion and buyback		€ 84	€ 126
Share premium		€ 84	€ 126